Share-based compensation expenses - 2017 Share Incentive Plan (Details) - Executive Officers - 2017 Share Incentive Plan $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 29, 2017 shares	Oct. 31, 2017	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Share-based compensation expenses
Maximum percent of shares available for issuance		2.00%
Vesting rights (as a percentage)				25.00%	25.00%
Vesting period (in years)				3 years	3 years
Number of shares
Granted during the year (in shares)	8,285,827			8,285,827	8,285,827
Outstanding at the end of the period (in shares)			8,285,827	8,285,827	8,285,827
Weighted average exercise prices
Granted during the year (in dollars per share) | $ / shares				$ 0.01
Outstanding at the end of the period (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | ¥			$ 21,394		¥ 21,394
Weighted average remaining contractual years of options outstanding				10 years	10 years
Aggregate grant date fair value of options granted | $				$ 21,377
Aggregate grant date fair value of options granted (per share) | $ / shares				$ 2.58
Options exercised (in shares)				0	0
Options exercisable (in shares)			0		0
Total share-based compensation expense recognized | ¥					¥ 34,948
Unrecognized share-based compensation expenses expected to be recognized when the performance target of an IPO is achieved | ¥			$ 104,845		¥ 104,845
Weighted average period over which share-based compensation expense is expected to be recognized				3 years	3 years